Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss for the year	$ (23,611,810)	$ (27,654,364)	$ (16,202,972)
Adjustments for:
Amortization	35,960	179,482	135,966
Depreciation	510,677	593,277	175,098
Bad debt	216,238
Change in fair value of derivative liability	(211,110)	(5,502,688)	(8,149,812)
Write down of inventory	331,671	1,976,514
Impairment of notes receivable	101,351	309,385	891,471
Impairment of goodwill and intangibles	87,415	6,454,914	4,579,763
Write down of deposit		228,572
Finance and other costs	4,355,156	(34,427)	(926)
(Gain) loss on sale of assets	18,426		(24,148)
Share-based payments	2,021,664	3,311,024	3,952,595
Adjustments for profit loss	(16,144,362)	(20,138,311)	(14,642,965)
Net changes in non-cash working capital items:
Receivables	1,223,112	(681,838)	(596,336)
Inventory	(872,265)	(150,241)	(2,157,203)
Prepaids	965,509	2,958,581	(3,401,868)
Trade payables and accrued liabilities	(170,782)	1,661,697	(1,044,133)
Customer deposits	(90,043)	22,624	(213,315)
Deferred income	43,984	(21,543)	51,186
Cash used in operating activities	(15,044,847)	(16,349,031)	(22,004,634)
INVESTING ACTIVITIES
Cash paid for acquisition, net of cash received			(466,643)
Purchase of equipment	(490,391)	(79,713)	(212,579)
Disposal of equipment	46,976	10,755
Purchase of intangible assets		(4,684)
Purchase of investments			(623,706)
Repayment (Issuance) of notes receivable	63,838	842,297	(2,002,678)
Cash provided by (used in) investing activities	(379,577)	768,655	(3,305,606)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	13,125,176		44,255,651
Share issue costs	(2,070,154)	(5,122)	(3,814,762)
Proceeds from issuance of common shares for warrants exercised		87,170	4,929,790
Proceeds from issuance of common shares for stock options exercised		26,875	1,014,123
Proceeds from issuance of loans			60,000
Repayment of loans	(6,747)	(6,746)	(48,747)
Repayment of lease liabilities	(330,159)	(150,275)	(128,996)
Cash provided by (used in) financing activities	10,718,116	(48,098)	46,267,059
Effects of exchange rate changes on cash	(94,861)	447,542	136,478
Change in cash	(4,706,308)	(15,628,474)	20,956,819
Cash and cash equivalents, beginning of year	7,894,781	23,075,713	1,982,416
Cash and cash equivalents, end of year	3,093,612	7,894,781	23,075,713
Interest paid in cash	$ 57,041	$ 51,338	$ 31,010